Registration No. 002-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 118
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 118
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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BRITNEY L. SCHNATHORST
Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
__X__    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class 1 and 2 shares.
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated May 1, 2019, the annual update for which was filed as post‑effective amendment number 117 (as filed on April 30, 2019, SEC Accession No. 0000012601-19-000102), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 21st day of May, 2019.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ Beth C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	May 21, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 21, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	May 21, 2019

(E. Ballantine)* __________________________ E. Ballantine	Director	May 21, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Director	May 21, 2019

(C. Damos)* __________________________ C. Damos	Director	May 21, 2019

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	May 21, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	May 21, 2019

(P. G. Halter)* __________________________ P. G. Halter	Director	May 21, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	May 21, 2019

(T. Huang)* __________________________ T. Huang	Director	May 21, 2019

(K. McMillan)* __________________________ K. McMillan	Director	May 21, 2019

(E. A. Nickels)* __________________________ E. A. Nickels	Director	May 21, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	May 21, 2019

* Pursuant to Power of Attorney
Previously filed as Ex-99(j)(3) on 12/16/2014 (Accession No. 0000012601-14-000271), filed for E. A. Nickels as Ex-99(j) (3) on 02/23/2016 (Accession No. 0000012601-16-000309), filed for Patrick G. Halter as Ex-99(j)(3) on 03/01/2018 (Accession No. 0000012601-18-000015), filed for M. M. VanDeWeghe as Ex-99(j)(3) on 04/25/2018 (Accession No. 0000012601-18-000087), and filed for T. M. Dunbar as Ex-99(j)(3) on 04/30/2019 (Accession No. 0000012601-19-000102).

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document